Consolidated Statement of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	[1]	$ 175.1	$ 121.4	$ 89.1
Comprehensive Income	[1]	$ 175.1	$ 121.4	$ 89.1

[1]	Financial information has been retrospectively adjusted for the Sweeny Fractionator Acquisition.